Note 10 - Earnings (Loss) Per Share (Tables)	9 Months Ended
Sep. 30, 2020
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the Three Months Ended September 30,	For the Nine Months Ended September 30,
	2020	2020
Numerator for earnings (loss) per share:
Net income (loss)	$11,541	$7,946
Preferred stock dividends	874	874
Net income attributable to redeemable noncontrolling interests	7,805	5,293
Net income attributable to common stockholders	$2,862	$1,779

Denominator for earnings (loss) per share:
Weighted-average common shares outstanding	5,261	5,253
Denominator for basic earnings per share	5,261	5,253
Weighted-average unvested restricted stock units	289	126
Denominator for diluted earnings per share	5,550	5,379

Earnings (loss) per weighted average common share:
Basic	$0.54	$0.34
Diluted	$0.52	$0.33